Consolidated Balance Sheets (Parenthetical) (Unaudited) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2020
Allowance for credit losses	$ 931	$ 55,031
Unearned annual fee income	$ (232)	0
Preferred stock, par or stated value per share (in dollars per share)	$ 0.0001
Preferred stock, shares authorized (in shares)	1,000,000
Preferred stock, shares issued (in shares)	0
Preferred stock, shares outstanding (in shares)	0
Variable Interest Entity, Primary Beneficiary
Allowance for credit losses	$ 55	$ 38,612
Class A Common Stock
Common stock, par or stated value per share (in dollars per share)	$ 0.0001
Common stock, shares authorized (in shares)	379,000,000
Common stock, shares, issued (in shares)	13,349,150
Common stock, shares, outstanding (in shares)	13,349,150
Class B Common Stock
Common stock, par or stated value per share (in dollars per share)	$ 0.0001
Common stock, shares authorized (in shares)	6,000,000
Common stock, shares, issued (in shares)	0
Common stock, shares, outstanding (in shares)	0
Class V Voting Stock
Common stock, par or stated value per share (in dollars per share)	$ 0.0001
Common stock, shares authorized (in shares)	115,000,000
Common stock, shares, issued (in shares)	96,338,474
Common stock, shares, outstanding (in shares)	96,338,474